Income Tax (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Unused tax losses	$ 0
Property and equipment	6,090	$ 5,318	$ 8,202
Intangible assets	52,304	18,912
Debentures	(39,052)	(39,867)
Convertible debentures	0	(8,751)
Investment in subsidiaries	103,821	0
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Unused tax losses	196,146	131,447
Property and equipment	4,012	2,946
Right-of-use assets, net lease liability	578	438
Intangible assets	18,071	10,346
Debentures	394	433
Convertible debentures	1,679	1,679
Financing costs	5,021	1,496
Research and development expenditures	2,555	1,437
Investment in subsidiaries	3,395	0
Other	0	2,245
Deferred tax assets	$ 231,851	$ 152,467